Taxation - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Mar. 31, 2025 USD ($)
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 133,493
Remainder of 2025 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	4,498
2026 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	5,134
2027 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	17,164
2028 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	14,144
2029 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	6,586
2030 [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	2,246
Indefinite [Member]
Schedule of Net Operating Loss Carryforwards [Line Item]
Total	$ 83,721